Cover	Apr. 13, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 13, 2021, Augmedix, Inc. (the “Company”) filed a current report on Form 8-K (the “Original Report”) furnishing on Exhibit 99.1 thereto the Company’s unaudited quarterly financial results for 2020 and 2021. This Amendment No. 1 on Form 8-K/A (the “Amended Report”) is being filed to correct an inadvertent error in Exhibit 99.1 regarding the net loss amount for the fourth quarter ended December 31, 2020. The Original Report reported a net loss of $3.971 million for the fourth quarter ended December 31, 2020, but the correct net loss amount for such quarter is $3.791 million. This Amended Report supersedes and replaces the Original Report in its entirety.
Document Period End Date	Apr. 13, 2021
Entity File Number	000-56036
Entity Registrant Name	AUGMEDIX, INC.
Entity Central Index Key	0001769804
Entity Tax Identification Number	83-3299164
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	111 Sutter Street
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(888)
Local Phone Number	669-4885
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	N/A